Share-based payments (Tables)	3 Months Ended
Mar. 31, 2024
Share-based payments
Schedule of share-based payments expenses

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Cost of sales	—	(22)
Research and development expenses	152	207
Selling and distribution expenses	41	30
General and administrative expenses	1,330	217
Other operating expenses	55	57
Total	1,578	487

Schedule for expense recognized for the equity-settled programs

	Three months ended March 31,
Program	2023	2024
	EUR k	EUR k
LTIP Stock Options	975	90
RSU Supervisory Board	55	57
New VSOP	57	—
Prior VSOP	(51)	4
LTIP RSUs	542	336
Total	1,578	487